Non-controlling Interests (Details) - CAD ($)	Jan. 31, 2023	Jan. 31, 2022
Statement [Line Items]
Current assets	$ 74,727	$ 1,142,928
Current liabilities	7,147,327	4,143,147
Net liabilities	(7,608,197)	(5,042,221)
Non controlling Interests Member
Statement [Line Items]
Current assets	75,706	623,227
Non-current assets		18,435
Current liabilities	(23,518,207)	(22,379,079)
Non-current liabilities	(20,700)	(17,280)
Net liabilities	(23,463,201)	$ (21,754,697)
Net liabilities attributable to NCI	$ (2,078,448)